Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Summary of Current and Deferred Tax Expense

The following table illustrates the current and deferred taxes for the periods indicated:

	Years ended December 31,
(in millions)	2021	2020	2019
Current income taxes	€4,535.0	€—	€(0.2)
Deferred taxes	218.9	(161.0)	—
Income taxes	€4,753.9	€(161.0)	€(0.2)

Summary of Reconciliation of Expected Income Tax Benefit to Actual Income Tax Benefit

The following table reconciles the expected income taxes to the actual current income taxes and deferred taxes as presented in the table above. The expected income taxes were calculated using the combined income tax rates of BioNTech SE applicable to the Group and mentioned above which was applied to profit before taxes to calculate the expected income taxes.

	Years ended December 31,
(in millions)	2021	2020(1)	2019(1)
Profit / (Loss) before tax	€15,046.4	€(145.8)	€(179.4)

Expected tax credit / (benefit)	€4,622.5	€(44.9)	€(55.2)

Effects
Deviation due to local tax basis	9.1	0.6	0.1
Deviation due to deviating income tax rate (Germany and foreign countries)	9.4	1.3	0.1
Change in valuation allowance	3.0	(26.2)	(0.2)
Effects from tax losses	19.5	(90.4)	51.2
Change in deferred taxes due to tax rate change	(7.5)	—	—
Non-deductible expenses	90.5	0.8	0.1
Tax-free income	(0.3)	—	—
Non tax-effective share-based payment expenses	15.5	9.8	9.3
Tax-effective equity transaction costs	(1.2)	(10.2)	(5.1)
Adjustment prior year taxes	(2.9)	0.3	(0.3)
Non-tax effective bargain purchase	(0.7)	(2.2)	—
Other effects	(3.0)	0.1	(0.2)
Income taxes	€4,753.9	€(161.0)	€(0.2)
Effective tax rate	31.6%	n.m.(2)	n.m.(2)

(1)
Certain amounts have been combined in the prior period to conform with the current period presentation.
(2)
The information is not meaningful due to the loss before tax in the respective periods.

Summary of Deferred Taxes

Deferred taxes for the periods indicated relate to the following:

Year ended December 31, 2021
(in millions)	January 1, 2021	Recognized in P&L	Recognized in OCI	Acquisition of subsidiaries and businesses	December 31, 2021
Fixed assets	€5.6	€(1.3)	€—	€(10.8)	€(6.5)
Right-of-use assets(1)	(30.0)	(17.5)	—	—	(47.5)
Inventories	1.0	0.8	—	—	1.8
Trade and other receivables	(3.0)	(92.6)	—	—	(95.6)
Lease liabilities(1)	25.4	23.3	—	—	48.7
Contract liabilities	23.4	(12.8)	—	—	10.6
Loans and borrowings	0.5	22.6	—	—	23.1
Net employee defined benefit liabilities	0.8	0.1	—	—	0.9
Other provisions	1.5	4.8	—	—	6.3
Other (incl. deferred expenses)	10.6	(9.0)	—	—	1.6
Tax losses / tax credits	175.7	(106.8)	—	2.0	70.9
Deferred tax assets / (liabilities), net (before valuation adjustment)	€211.5	€(188.4)	€—	€(8.8)	€14.3
Valuation adjustment	(50.5)	(30.5)	—	—	(81.0)
Deferred tax assets / (liabilities), net (after valuation adjustment)	€161.0	€(218.9)	€—	€(8.8)	€(66.7)

Year ended December 31, 2020
(in millions)	January 1, 2020	Recognized in P&L(2)	Recognized in OCI	Acquisition of subsidiaries and businesses	December 31, 2020
Fixed assets	€(0.7)	€(2.4)	€—	€8.7	€5.6
Right-of-use assets(1)	(16.9)	(3.4)	—	(9.7)	(30.0)
Inventories	0.6	—	—	0.4	1.0
Trade and other receivables	—	(3.0)	—	—	(3.0)
Lease liabilities(1)	17.4	(1.7)	—	9.7	25.4
Loans and borrowings	—	0.3	—	0.2	0.5
Contract liabilities	23.5	(0.1)	—	—	23.4
Net employee defined benefit liabilities	—	0.2	(0.1)	0.7	0.8
Other provisions	0.2	0.9	—	0.4	1.5
Other (incl. deferred expenses)	2.1	8.3	—	0.2	10.6
Tax losses / tax credits	109.8	41.6	—	24.3	175.7
Deferred tax assets net (before valuation adjustment)	€136.0	€40.7	€(0.1)	€34.9	€211.5
Valuation adjustment	(136.0)	120.3	—	(34.8)	(50.5)
Deferred tax assets net (after valuation adjustment)	€—	€161.0	€(0.1)	€0.1	€161.0

(1)
Presentation has been adjusted to present right-of-use assets and lease liabilities as well as trade and other receivables separately.
(2)
Includes all changes in deferred taxes related to U.S. tax group other than those acquired in business combination.

Summary of Accumulated Tax Losses	Up until the year ended December 31, 2020, our accumulated tax losses comprised also those of the German tax group. Our accumulated tax losses for the periods indicated amounted to the following:

	Years ended December 31,
(in millions)	2021	2020	2019
Corporate tax	€272.0	€596.4	€356.0
Trade tax	170.6	513.6	352.3

	Years ended December 31,
(in millions)	2021	2020	2019
Federal tax credits	€4.0	€0.8	€—
State tax credits	1.6	0.3	—